Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 17 — Income Taxes

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income (loss) as determined in accordance with ASC 740, Income Taxes, are as follows:

	Years Ended December 31,
	2021	2020	2019
Current	$53,239	$1,767	$66,299
Deferred	1,128	(451)	(1,827)
	$54,367	$1,316	$64,472

A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense is shown in the following table:

	Years Ended December 31,
	2021	2020	2019
Income tax expense (benefit) at applicable statutory rate (1)	$3,085	$(348,782)	$1,345,164
Nondeductible expenses	(398,706)	-	-
(Income) loss not subject to tax (2)	(1,208,726)	(214,313)	(1,716,553)
Current year change in valuation allowance	1,606,803	558,859	406,506
Other	(1,328)	5,552	29,355
Prior year examination adjustment	53,239	-	-
Reported income taxes	$54,367	$1,316	$64,472

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Significant components of the Group’s deferred tax assets (liabilities) are presented below:

	December 31,
	2021	2020
Deferred tax asset
Others	$-	$1,128
Net operating loss carryforwards	2,987,597	1,367,309
Less: valuation allowance	(2,987,597)	(1,367,309)
Net deferred tax asset	$-	$1,128

Management has applied a valuation allowance to the total amount of deferred tax assets based on the determination that it is more likely than not that some portion of the deferred tax asset will not be realized. This determination was based on the historic and estimated future profitability of the entities to which the deferred tax assets relate. The tax rules in Hong Kong do not allow the Group to file on a consolidated basis.